                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-21534
                                   ------------


               RIVERSOURCE VARIABLE PORTFOLIO SELECT SERIES, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


   50606 Ameriprise Financial Center, Minneapolis, Minnesota        55474
--------------------------------------------------------------------------------
         (Address of principal executive offices)                 (Zip code)


Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:     12/31
                         --------------
Date of reporting period:    09/30
                         --------------

                             PORTFOLIO HOLDINGS
                                     FOR
                      RIVERSOURCE VARIABLE PORTFOLIO -
                              CORE EQUITY FUND
                              AT SEPT. 30, 2006

INVESTMENTS IN SECURITIES

SEPT. 30, 2006 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

COMMON STOCKS (97.1%)

ISSUER                                       SHARES                   VALUE(a)

AEROSPACE & DEFENSE (3.1%)
Boeing                                       41,581                 $3,278,662
DRS Technologies                              3,420                    149,351
General Dynamics                              5,946                    426,150
Goodrich                                     24,114                    977,099
Honeywell Intl                               86,688                  3,545,539
L-3 Communications Holdings                   5,393                    422,434
Lockheed Martin                              23,568                  2,028,262
Northrop Grumman                             15,031                  1,023,160
United Technologies                          23,576                  1,493,540
                                                                  ------------
Total                                                               13,344,197
--------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.1%)
United Parcel Service Cl B                    3,936                    283,156
--------------------------------------------------------------------------------

AIRLINES (--%)
UAL                                           8,032(b)                 213,410
--------------------------------------------------------------------------------

AUTO COMPONENTS (0.1%)
Cooper Tire & Rubber                            968                      9,738
Goodyear Tire & Rubber                        2,392(b)                  34,684
Johnson Controls                              2,387                    171,243
                                                                  ------------
Total                                                                  215,665
--------------------------------------------------------------------------------

AUTOMOBILES (0.1%)
Ford Motor                                   22,913                    185,366
General Motors                                6,984                    232,288
Harley-Davidson                               2,577                    161,707
                                                                  ------------
Total                                                                  579,361
--------------------------------------------------------------------------------

BEVERAGES (1.7%)
Anheuser-Busch Companies                      9,264                    440,133
Brown-Forman Cl B                             1,090                     83,549
Coca-Cola                                    48,481                  2,166,131
Coca-Cola Enterprises                         3,904                     81,320
Constellation Brands Cl A                     2,567(b)                  73,878
Molson Coors Brewing Cl B                       766                     52,777
Pepsi Bottling Group                          1,756                     62,338
PepsiCo                                      69,807                  4,555,605
                                                                  ------------
Total                                                                7,515,731
--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                       SHARES                   VALUE(a)

BIOTECHNOLOGY (2.4%)
Amgen                                        59,387(b)              $4,247,951
Biogen Idec                                  50,254(b)               2,245,349
Genentech                                    40,351(b)               3,337,028
Gilead Sciences                               4,594(b)                 315,608
MedImmune                                     3,931(b)                 114,825
                                                                  ------------
Total                                                               10,260,761
--------------------------------------------------------------------------------

BUILDING PRODUCTS (0.1%)
American Standard Companies                   3,699                    155,247
Masco                                        14,235                    390,324
                                                                  ------------
Total                                                                  545,571
--------------------------------------------------------------------------------

CAPITAL MARKETS (2.8%)
Bank of New York                             21,264                    749,769
Bear Stearns Companies                        1,460                    204,546
Franklin Resources                           18,736                  1,981,332
Goldman Sachs Group                           5,229                    884,590
KKR Private Equity Investors LP Unit         33,100(b)                 703,375
Legg Mason                                    6,174                    622,710
Lehman Brothers Holdings                     27,074                  1,999,686
Merrill Lynch & Co                           28,891                  2,259,854
Morgan Stanley                               34,757                  2,534,132
State Street                                  5,061                    315,806
                                                                  ------------
Total                                                               12,255,800
--------------------------------------------------------------------------------

CHEMICALS (1.0%)
Air Products & Chemicals                      2,778                    184,376
Ashland                                       4,308                    274,764
Dow Chemical                                 38,334                  1,494,259
Eastman Chemical                              6,857                    370,415
Ecolab                                        2,141                     91,678
EI du Pont de Nemours & Co                   18,306                    784,229
Hercules                                      1,578(b)                  24,885
Intl Flavors & Fragrances                     1,083                     42,822
Monsanto                                      6,622                    311,300
PPG Inds                                      2,032                    136,307
Praxair                                       3,967                    234,688
--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                       SHARES                   VALUE(a)

CHEMICALS (CONT.)
Rohm & Haas                                   1,770                    $83,810
RPM Intl                                      8,679                    164,814
Sigma-Aldrich                                   890                     67,346
                                                                  ------------
Total                                                                4,265,693
--------------------------------------------------------------------------------

COMMERCIAL BANKS (2.6%)
AmSouth Bancorporation                        4,203                    122,055
BB&T                                          6,657                    291,443
Comerica                                      1,956                    111,336
Commerce Bancorp                              6,528                    239,643
Compass Bancshares                            1,561                     88,946
Fifth Third Bancorp                           6,736                    256,507
First Horizon Natl                            1,486                     56,483
Huntington Bancshares                         2,966                     70,976
M&T Bank                                        943                    113,122
Natl City                                     6,566                    240,316
North Fork Bancorporation                     5,621                    160,985
PNC Financial Services Group                 13,030                    943,893
Regions Financial                             5,521                    203,118
SunTrust Banks                                4,401                    340,109
US Bancorp                                   57,944                  1,924,900
Wachovia                                     42,661                  2,380,484
Wells Fargo & Co                             96,089                  3,476,500
Zions Bancorporation                          1,279                    102,077
                                                                  ------------
Total                                                               11,122,893
--------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.2%)
Allied Waste Inds                             2,759(b)                  31,094
Avery Dennison                                4,062                    244,410
Avis Budget Group                               354                      6,482
Cintas                                        1,693                     69,125
Equifax                                         953                     34,985
Robert Half Intl                              2,218                     75,345
Waste Management                              6,564                    240,768
                                                                  ------------
Total                                                                  702,209
--------------------------------------------------------------------------------

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1   RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND -- PORTFOLIO HOLDINGS
    AT SEPT. 30, 2006


COMMON STOCKS (CONTINUED)

ISSUER                                       SHARES                   VALUE(a)

COMMUNICATIONS EQUIPMENT (3.1%)
3Com                                         73,516(b)                $324,206
ADC Telecommunications                       19,956(b)                 299,340
Alcatel                                       2,593(c)                  31,665
Cisco Systems                               297,486(b)               6,842,178
Corning                                      25,306(b)                 617,719
Juniper Networks                             12,980(b)                 224,294
Lucent Technologies                         584,996(b)               1,368,891
Motorola                                    125,439                  3,135,975
Nortel Networks                              42,234(b,c)                97,138
Sonus Networks                               46,399(b)                 244,059
                                                                  ------------
Total                                                               13,185,465
--------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (2.4%)
Apple Computer                                9,633(b)                 742,030
Dell                                         41,398(b)                 945,530
EMC                                          96,594(b)               1,157,196
Hewlett-Packard                             115,051                  4,221,222
Intl Business Machines                       34,613                  2,836,189
SanDisk                                       4,270(b)                 228,616
Sun Microsystems                             26,119(b)                 129,811
                                                                  ------------
Total                                                               10,260,594
--------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (--%)
Vulcan Materials                              1,234                     96,561
--------------------------------------------------------------------------------

CONSUMER FINANCE (0.8%)
American Express                             25,260                  1,416,581
Capital One Financial                        21,973                  1,728,396
SLM                                           4,973                    258,497
                                                                  ------------
Total                                                                3,403,474
--------------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.1%)
Ball                                          1,422                     57,520
Bemis                                         1,388                     45,610
Pactiv                                        1,700(b)                  48,314
Sealed Air                                    1,112                     60,181
Temple-Inland                                 8,152                    326,895
                                                                  ------------
Total                                                                  538,520
--------------------------------------------------------------------------------

DISTRIBUTORS (--%)
Genuine Parts                                 2,125                     91,651
--------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (--%)
Apollo Group Cl A                             1,728(b)                  85,087
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (5.2%)
Bank of America                             161,439                  8,648,287
Chicago Mercantile Exchange Holdings            419                    200,387
CIT Group                                     2,373                    115,399
Citigroup                                   160,887                  7,991,257
Consumer Discretionary Select
 Sector SPDR Fund                             2,416                     84,439
Financial Select Sector SPDR Fund            12,755                    442,088
JPMorgan Chase & Co                          97,046                  4,557,280
Moody's                                       2,998                    196,009
                                                                  ------------
Total                                                               22,235,146
--------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (2.6%)
AT&T                                         35,661                  1,161,122
BellSouth                                    65,519                  2,800,937
Chunghwa Telecom ADR                         21,408(c)                 370,568
Citizens Communications                      12,275                    172,341

COMMON STOCKS (CONTINUED)

ISSUER                                       SHARES                   VALUE(a)

DIVERSIFIED TELECOMMUNICATION SERVICES (CONT.)
Embarq                                       45,836                 $2,217,087
Verizon Communications                       91,081                  3,381,838
Windstream                                   99,096                  1,307,076
                                                                  ------------
Total                                                               11,410,969
--------------------------------------------------------------------------------

ELECTRIC UTILITIES (1.4%)
Allegheny Energy                              1,962(b)                  78,814
American Electric Power                       4,743                    172,503
Edison Intl                                   3,896                    162,229
Entergy                                      13,783                  1,078,244
Exelon                                       29,198                  1,767,647
FirstEnergy                                   4,054                    226,456
FPL Group                                     9,527                    428,715
Pinnacle West Capital                         1,258                     56,673
PPL                                          15,233                    501,166
Progress Energy                               3,003                    136,276
Southern                                     35,506                  1,223,537
                                                                  ------------
Total                                                                5,832,260
--------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.1%)
Cooper Inds Cl A                              1,108                     94,424
Emerson Electric                              4,808                    403,199
Rockwell Automation                           2,020                    117,362
                                                                  ------------
Total                                                                  614,985
--------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.2%)
Agilent Technologies                          4,835(b)                 158,056
Flextronics Intl                             41,077(b,c)               519,213
Tektronix                                     1,102                     31,881
                                                                  ------------
Total                                                                  709,150
--------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (1.2%)
Baker Hughes                                  5,805                    395,901
Cameron Intl                                  5,797(b)                 280,053
Halliburton                                  38,393                  1,092,281
Natl Oilwell Varco                            6,576(b)                 385,025
Schlumberger                                 23,963                  1,486,425
TODCO                                         1,912(b)                  66,155
Transocean                                    8,515(b)                 623,553
Weatherford Intl                             23,387(b)                 975,706
                                                                  ------------
Total                                                                5,305,099
--------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (1.4%)
CVS                                          32,896                  1,056,620
Safeway                                      71,563                  2,171,937
SYSCO                                         7,593                    253,986
Wal-Mart Stores                              49,810                  2,456,629
Whole Foods Market                            1,791                    106,439
                                                                  ------------
Total                                                                6,045,611
--------------------------------------------------------------------------------

FOOD PRODUCTS (1.3%)
Archer-Daniels-Midland                        7,891                    298,911
Cadbury Schweppes                            15,425(c)                 164,202
Campbell Soup                                 9,984                    364,416
ConAgra Foods                                 6,174                    151,140
Dean Foods                                    1,772(b)                  74,459
General Mills                                20,784                  1,176,374
Hershey                                       5,188                    277,299
HJ Heinz                                      4,140                    173,590
Kellogg                                      47,737                  2,363,936
Kraft Foods Cl A                              4,806                    171,382
McCormick & Co                                1,718                     65,250
Sara Lee                                      9,399                    151,042

COMMON STOCKS (CONTINUED)

ISSUER                                       SHARES                   VALUE(a)

FOOD PRODUCTS (CONT.)
Tyson Foods Cl A                              3,244                    $51,515
WM Wrigley Jr                                 2,654                    122,243
                                                                  ------------
Total                                                                5,605,759
--------------------------------------------------------------------------------

GAS UTILITIES (0.1%)
Nicor                                           607                     25,955
ONEOK                                        10,130                    382,813
Peoples Energy                                  566                     23,008
                                                                  ------------
Total                                                                  431,776
--------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (1.5%)
Bausch & Lomb                                 3,243                    162,572
Baxter Intl                                   7,569                    344,087
Boston Scientific                           286,076(b)               4,231,064
Medtronic                                    23,162                  1,075,643
St. Jude Medical                              4,339(b)                 153,123
Stryker                                       7,675                    380,603
                                                                  ------------
Total                                                                6,347,092
--------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (3.2%)
Aetna                                        34,411                  1,360,955
Brookdale Senior Living                       4,681                    217,292
Cardinal Health                              52,116                  3,426,106
CIGNA                                        13,159                  1,530,655
HCA                                          43,057                  2,148,114
HealthSouth                                 145,327(b)                 720,095
Humana                                        3,161(b)                 208,910
McKesson                                      1,265                     66,691
Omnicare                                      1,693                     72,951
UnitedHealth Group                           85,340                  4,198,728
                                                                  ------------
Total                                                               13,950,497
--------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.6%)
Applebee's Intl                               3,999                     86,018
Carnival Unit                                 8,077                    379,861
Harrah's Entertainment                        4,204                    279,272
Intl Game Technology                            920                     38,180
Marriott Intl Cl A                           22,917                    885,513
McDonald's                                   18,636                    729,040
Orient-Express Hotels Series A                2,465(c)                  92,142
Starbucks                                     1,956(b)                  66,602
Wyndham Worldwide                             2,411(b)                  67,436
                                                                  ------------
Total                                                                2,624,064
--------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.3%)
Centex                                        1,509                     79,404
DR Horton                                    15,558                    372,613
Fortune Brands                                1,799                    135,123
Harman Intl Inds                                813                     67,837
Hovnanian Enterprises Cl A                    7,152(b)                 209,840
KB HOME                                         945                     41,391
Leggett & Platt                               2,434                     60,923
Lennar Cl A                                   1,685                     76,246
Newell Rubbermaid                             3,493                     98,922
Pulte Homes                                   2,630                     83,792
Snap-On                                         757                     33,724
Stanley Works                                   970                     48,355
Whirlpool                                     1,008                     84,783
                                                                  ------------
Total                                                                1,392,953
--------------------------------------------------------------------------------

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2   RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND -- PORTFOLIO HOLDINGS
    AT SEPT. 30, 2006


COMMON STOCKS (CONTINUED)

ISSUER                                       SHARES                   VALUE(a)

HOUSEHOLD PRODUCTS (2.5%)
Clorox                                        1,822                   $114,786
Colgate-Palmolive                            44,729                  2,777,671
Kimberly-Clark                                5,618                    367,192
Procter & Gamble                             98,313                  6,093,440
Spectrum Brands                             155,956(b)               1,316,269
                                                                  ------------
Total                                                               10,669,358
--------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.2%)
AES                                           8,211(b)                 167,422
Constellation Energy Group                    2,193                    129,826
Dynegy Cl A                                   4,423(b)                  24,503
TXU                                           5,568                    348,112
                                                                  ------------
Total                                                                  669,863
--------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (2.9%)
3M                                           11,756                    874,882
General Electric                            315,966                 11,153,599
Tyco Intl                                    21,944(c)                 614,213
                                                                  ------------
Total                                                               12,642,694
--------------------------------------------------------------------------------

INSURANCE (4.7%)
ACE                                          50,281(c)               2,751,879
AFLAC                                        11,653                    533,241
Allied World Assurance Holdings               8,108(b,c)               327,563
American Intl Group                         150,796                  9,991,742
Aon                                          20,250                    685,868
Arch Capital Group                            6,349(b,c)               403,098
Aspen Insurance Holdings                     31,993(c)                 826,379
Chubb                                         8,119                    421,863
Endurance Specialty Holdings                  9,451(c)                 333,242
Hartford Financial Services Group            18,113                  1,571,303
Max Re Capital                               34,611(c)                 794,669
Natl Financial Partners                       3,151                    129,286
Prudential Financial                         16,466                  1,255,533
XL Capital Cl A                               4,572(c)                 314,096
                                                                  ------------
Total                                                               20,339,762
--------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.1%)
Amazon.com                                    3,792(b)                 121,799
Liberty Media - Interactive Cl A             19,149(b,e)               390,257
                                                                  ------------
Total                                                                  512,056
--------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (1.5%)
eBay                                         14,025(b)                 397,749
Google Cl A                                  13,788(b,d)             5,541,397
Yahoo!                                       24,406(b)                 616,984
                                                                  ------------
Total                                                                6,556,130
--------------------------------------------------------------------------------

IT SERVICES (1.1%)
Affiliated Computer Services Cl A            11,315(b)                 586,796
Automatic Data Processing                    20,980                    993,193
BearingPoint                                 64,938(b)                 510,413
Electronic Data Systems                      44,276                  1,085,648
First Data                                   49,979                  1,149,016
Fiserv                                          397(b)                  18,695
Ness Technologies                             4,845(b,c)                64,681
Paychex                                       4,091                    150,753

COMMON STOCKS (CONTINUED)

ISSUER                                       SHARES                   VALUE(a)

IT SERVICES (CONT.)
Satyam Computer Services ADR                  1,749(c)                 $67,669
Unisys                                        4,122(b)                  23,331
Western Union                                 6,569(b)                 125,665
                                                                  ------------
Total                                                                4,775,860
--------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.1%)
Eastman Kodak                                 3,617                     81,021
Mattel                                        8,519                    167,824
                                                                  ------------
Total                                                                  248,845
--------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (0.1%)
Fisher Scientific Intl                           10(b)                     782
PerkinElmer                                  14,991                    283,780
                                                                  ------------
Total                                                                  284,562
--------------------------------------------------------------------------------

MACHINERY (0.9%)
Caterpillar                                  18,349                  1,207,365
Danaher                                       2,965                    203,607
Deere & Co                                    7,154                    600,292
Dover                                         2,592                    122,964
Flowserve                                     9,731(b)                 492,291
Illinois Tool Works                           3,437                    154,321
Ingersoll-Rand Cl A                           7,412(c)                 281,508
ITT                                           4,289                    219,897
Navistar Intl                                   933(b)                  24,090
Parker Hannifin                               8,367                    650,367
                                                                  ------------
Total                                                                3,956,702
--------------------------------------------------------------------------------

MEDIA (8.0%)
Cablevision Systems Cl A                     34,435                    782,019
Clear Channel Communications                  7,855                    226,617
Comcast Cl A                                 69,832(b)               2,573,309
Comcast Special Cl A                         34,593(b)               1,273,368
EchoStar Communications Cl A                 11,146(b)                 364,920
Liberty Global Cl A                          75,440(b)               1,941,826
Liberty Global Series C                      33,252(b)                 833,295
Liberty Media - Capital Series A              3,793(b,e)               316,981
News Corp Cl A                              220,859                  4,339,879
NTL                                         540,673                 13,749,314
Time Warner                                  97,678                  1,780,670
Viacom Cl B                                  58,587(b)               2,178,265
Vivendi                                      76,264(c)               2,749,477
Walt Disney                                  32,977                  1,019,319
WorldSpace Cl A                              17,720(b)                  60,780
XM Satellite Radio Holdings Cl A                496(b)                   6,393
                                                                  ------------
Total                                                               34,196,432
--------------------------------------------------------------------------------

METALS & MINING (0.7%)
Alcan                                         2,397(c)                  95,568
Alcoa                                        16,344                    458,286
Allegheny Technologies                        1,162                     72,265
Coeur d'Alene Mines                         175,286(b)                 825,596
Freeport-McMoRan Copper & Gold Cl B           2,264                    120,581
Newmont Mining                               18,706                    799,682
Nucor                                         3,820                    189,052

COMMON STOCKS (CONTINUED)

ISSUER                                       SHARES                   VALUE(a)

METALS & MINING (CONT.)
Phelps Dodge                                  2,456                   $208,023
United States Steel                           1,516                     87,443
                                                                  ------------
Total                                                                2,856,496
--------------------------------------------------------------------------------

MULTILINE RETAIL (1.2%)
Dollar General                                4,283                     58,377
Federated Department Stores                  21,396                    924,521
JC Penney                                    14,477                    990,082
Kohl's                                        4,241(b)                 275,326
Target                                       52,284                  2,888,691
                                                                  ------------
Total                                                                5,136,997
--------------------------------------------------------------------------------

MULTI-UTILITIES (0.8%)
Ameren                                        2,610                    137,782
CenterPoint Energy                            4,000                     57,280
CMS Energy                                    2,995(b)                  43,248
Consolidated Edison                           2,959                    136,706
Dominion Resources                           20,024                  1,531,636
DTE Energy                                    2,141                     88,873
Duke Energy                                  14,870                    449,074
KeySpan                                       2,146                     88,286
NiSource                                      3,511                     76,329
PG&E                                          4,145                    172,639
Public Service Enterprise Group               3,081                    188,526
Sempra Energy                                 3,098                    155,675
TECO Energy                                   2,939                     45,995
Xcel Energy                                  20,449                    422,272
                                                                  ------------
Total                                                                3,594,321
--------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (6.9%)
Anadarko Petroleum                            9,159                    401,439
Apache                                        1,902                    120,206
BP ADR                                        2,235(c)                 146,571
Chesapeake Energy                            16,684                    483,502
Chevron                                      77,010                  4,994,869
ConocoPhillips                               73,716                  4,388,313
CONSOL Energy                                 2,250                     71,393
Devon Energy                                  9,817                    619,944
El Paso                                       8,119                    110,743
Exxon Mobil                                 221,453                 14,859,495
Kinder Morgan                                 1,303                    136,620
Newfield Exploration                         12,222(b)                 471,036
Occidental Petroleum                         15,526                    746,956
Royal Dutch Shell ADR                         3,470(c)                 229,367
Total                                        21,512(c)               1,411,708
Williams Companies                            7,224                    172,437
                                                                  ------------
Total                                                               29,364,599
--------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.4%)
Bowater                                      15,838                    325,788
Intl Paper                                   20,091                    695,751
Louisiana-Pacific                             1,525                     28,624
MeadWestvaco                                  2,157                     57,182
Weyerhaeuser                                 12,701                    781,493
                                                                  ------------
Total                                                                1,888,838
--------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.1%)
Alberto-Culver                                  981                     49,629
Avon Products                                 5,516                    169,121
Estee Lauder Companies Cl A                   1,552                     62,592
                                                                  ------------
Total                                                                  281,342
--------------------------------------------------------------------------------

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
3   RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND -- PORTFOLIO HOLDINGS
    AT SEPT. 30, 2006


COMMON STOCKS (CONTINUED)

ISSUER                                       SHARES                   VALUE(a)

PHARMACEUTICALS (7.1%)
AstraZeneca                                  19,899(c)              $1,243,769
Bristol-Myers Squibb                        143,768                  3,582,698
Eli Lilly & Co                               27,647                  1,575,879
GlaxoSmithKline ADR                           4,921(c)                 261,945
Johnson & Johnson                            37,614                  2,442,653
Merck & Co                                   72,562                  3,040,348
Novartis ADR                                 24,079(c)               1,407,177
Pfizer                                      399,136                 11,319,496
Roche Holding                                 1,955(c)                 338,083
Schering-Plough                             106,994                  2,363,497
Teva Pharmaceutical Inds ADR                 30,501(c)               1,039,779
Watson Pharmaceuticals                       15,617(b)                 408,697
Wyeth                                        20,470                  1,040,695
                                                                  ------------
Total                                                               30,064,716
--------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (0.5%)
Apartment Investment & Management Cl A        6,494                    353,339
Archstone-Smith Trust                         2,622                    142,742
Boston Properties                             1,103                    113,984
Equity Office Properties Trust               14,226                    565,625
Equity Residential                            3,507                    177,384
HomeBanc                                     44,242                    272,088
Kimco Realty                                  2,612                    111,976
Plum Creek Timber                             2,266                     77,135
ProLogis                                      2,993                    170,781
Public Storage                                  994                     85,474
Vornado Realty Trust                          1,459                    159,031
                                                                  ------------
Total                                                                2,229,559
--------------------------------------------------------------------------------

ROAD & RAIL (0.1%)
CSX                                           6,658                    218,582
Norfolk Southern                              7,150                    314,958
                                                                  ------------
Total                                                                  533,540
--------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.7%)
Advanced Micro Devices                       22,846(b)                 567,723
Agere Systems                                 9,180(b)                 137,057
ASML Holding                                  3,189(b,c)                74,240
Credence Systems                             10,249(b)                  29,210
Cypress Semiconductor                        24,180(b)                 429,679
Freescale Semiconductor Cl A                118,551(b)               4,510,865
Freescale Semiconductor Cl B                 26,888(b)               1,022,013
Infineon Technologies                        14,215(b,c)               168,544
Infineon Technologies ADR                    21,067(b,c)               249,223
Integrated Device Technology                 54,436(b)                 874,242
Intel                                       113,919                  2,343,314
Maxim Integrated Products                     6,906                    193,851
NVIDIA                                        4,232(b)                 125,225
Texas Instruments                            25,164                    836,703
                                                                  ------------
Total                                                               11,561,889
--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                       SHARES                   VALUE(a)

SOFTWARE (3.5%)
Adobe Systems                                12,931(b)                $484,266
BEA Systems                                   4,888(b)                  74,298
Business Objects ADR                          3,792(b,c)               129,269
Cadence Design Systems                       37,708(b)                 639,528
Citrix Systems                               11,405(b)                 412,975
Cognos                                        6,735(b,c)               245,828
Compuware                                    37,902(b)                 295,257
Electronic Arts                               1,777(b)                  98,943
McAfee                                        3,104(b)                  75,924
Mercury Interactive                           7,413(b)                 382,029
Microsoft                                   279,447                  7,637,286
Oracle                                       46,408(b)                 823,278
Symantec                                    163,933(b)               3,488,493
TIBCO Software                               48,744(b)                 437,721
                                                                  ------------
Total                                                               15,225,095
--------------------------------------------------------------------------------

SPECIALTY RETAIL (0.8%)
AutoNation                                    1,802(b)                  37,662
AutoZone                                        728(b)                  75,202
Circuit City Stores                           4,294                    107,822
Gap                                          27,306                    517,449
Home Depot                                   33,468                  1,213,885
Lowe's Companies                             23,688                    664,685
Office Depot                                  3,634(b)                 144,270
OfficeMax                                       853                     34,751
RadioShack                                    1,870                     36,091
Sherwin-Williams                              1,342                     74,857
Staples                                       8,957                    217,924
Tiffany & Co                                  5,909                    196,179
TJX Companies                                 8,643                    242,263
                                                                  ------------
Total                                                                3,563,040
--------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.1%)
Hanesbrands                                   1,175(b)                  26,446
Jones Apparel Group                           1,523                     49,406
Liz Claiborne                                 1,258                     49,704
Nike Cl B                                     2,326                    203,804
VF                                            1,127                     82,215
                                                                  ------------
Total                                                                  411,575
--------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (1.7%)
Countrywide Financial                       101,080                  3,541,843
Fannie Mae                                   34,738                  1,942,202
Freddie Mac                                  25,692                  1,704,150
Washington Mutual                             5,642                    245,258
                                                                  ------------
Total                                                                7,433,453
--------------------------------------------------------------------------------

TOBACCO (2.0%)
Altria Group                                 99,619                  7,625,834
Imperial Tobacco Group ADR                   11,360(c)                 761,461
Reynolds American                             2,046                    126,791
UST                                           1,942                    106,480
                                                                  ------------
Total                                                                8,620,566
--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                       SHARES                   VALUE(a)

WIRELESS TELECOMMUNICATION SERVICES (6.7%)
ALLTEL                                      112,292                 $6,232,206
Hutchison Telecommunications Intl           722,290(b,c)             1,277,618
Orascom Telecom Holding GDR                  23,414(c)               1,293,155
Sprint Nextel                               759,208                 13,020,417
Vodafone Group                            2,658,137(c)               6,084,829
Vodafone Group ADR                           46,555(c)               1,064,247
                                                                  ------------
Total                                                               28,972,472
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $386,818,839)                                              $418,061,922
--------------------------------------------------------------------------------

OPTIONS PURCHASED (0.1%)

ISSUER       CONTRACTS            EXERCISE          EXPIRATION        VALUE(a)
                                    PRICE              DATE

PUTS
Google Cl A         95               $380           Dec. 2006         $127,775
S&P 500            457                123           Dec. 2006           29,705
S&P 500          4,692                125           Dec. 2006          387,090
--------------------------------------------------------------------------------

TOTAL OPTIONS PURCHASED
(Cost: $1,247,957)                                                    $544,570
--------------------------------------------------------------------------------

MONEY MARKET FUNDS (3.5%)
                                             SHARES                   VALUE(a)

RiverSource Short-Term
  Cash Fund                              15,003,442(f)             $15,003,442
--------------------------------------------------------------------------------

TOTAL MONEY MARKET FUNDS
(Cost: $15,003,442)                                                $15,003,442
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $403,070,238)(g)                                           $433,609,934
================================================================================

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
4   RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND -- PORTFOLIO HOLDINGS
    AT SEPT. 30, 2006


NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated June 30, 2006.

(b) Non-income producing.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Sept. 30, 2006, the value of foreign securities represented 6.6% of net assets.

(d) At Sept. 30, 2006, securities valued at $2,813,300 were held to cover open call options written as follows (see Note X to the financial statements):

    ISSUER           CONTRACTS        EXERCISE       EXPIRATION       VALUE(a)
                                        PRICE           DATE
    ----------------------------------------------------------------------------
    Google Cl A         70              $420          Dec. 2006       $126,000

(e) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(f) Affiliated Money Market Fund - The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(g) At Sept. 30, 2006, the cost of securities for federal income tax purposes was approximately $403,070,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

    Unrealized appreciation                                       $ 43,389,000
    Unrealized depreciation                                        (12,849,000)
    ----------------------------------------------------------------------------
    Net unrealized appreciation                                   $ 30,540,000
    ----------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling
      1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com.

--------------------------------------------------------------------------------
5   RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND -- PORTFOLIO HOLDINGS
    AT SEPT. 30, 2006



                                                            S-6347-80 F (11/06)

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                  RiverSource Variable Portfolio Select Series, Inc.





By                                 /s/ Patrick T. Bannigan
                                   -----------------------
                                       Patrick T. Bannigan
                                       President and Principal Executive Officer

Date                                   November 29, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.





By                                 /s/ Patrick T. Bannigan
                                   -----------------------
                                       Patrick T. Bannigan
                                       President and Principal Executive Officer

Date                                   November 29, 2006





By                                 /s/ Jeffrey P. Fox
                                   -----------------------
                                       Jeffrey P. Fox
                                       Treasurer and Principal Financial Officer

Date                                   November 29, 2006